Related Party Transactions	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 17 – Related Party Transactions

As of August 31, 2018 and May 31, 2018, the Company owed the amount of $0 and $37,500, respectively, to Jeffrey Binder, its Chief Executive Officer, for accrued salary.

As of August 31, 2018 and May 31, 2018, the Company had accrued salary due to Alan Bonsett, a former officer of the Company prior to his October 1, 2017 separation, in the amount of $37,500 and $37,500, respectively.

As of August 31, 2018 and May 31, 2018, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250.

As of August 31, 2018 and May 31, 2018, the Company had related party payables in the amount of $17,930 due to officers and directors related to expenses paid on behalf of the Company. The Company imputed interest at the rate of 6% per annum on these liabilities, and recorded imputed interest expense on these liabilities in the amounts of $271 and $271 during the three months ended August 31, 2018 and 2017, respectively.  These interest accruals were charged to additional paid-in capital.

On July 27, 2018, the Company granted 25,000 shares of restricted common stock to its Chief Financial Officer. These share will vest four months after issuance. The shares were valued at $17,500, and will be amortized over the vesting period. As of August 31, 2018, these shares have not been issued. As of August 31, 2018, $4,375 had been charged to operations.

On July 31, 2018, the Company granted the Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement. These shares were valued at $355,000 and will be amortized over the vesting period. As of August 31, 2018, $59,167 had been charged to operations.

On July 31, 2018, the Company granted the Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement. These shares were valued at $35,000 and will be amortized over the vesting period. As of August 31, 2018, $5,917 had been charged to operations.

On July 24, 2018, the Company awarded Star Associates, LLC, a limited liability company owned by Andrew Glashow, a director of the Company, a cash payment in the amount of $250,000 and 700,000 shares of restricted common stock in recognition of Mr. Glashow’s efforts, through Star Associates, in successfully assisting the Company in negotiating and obtaining the financing necessary to acquire Alternative Solutions, LLC. The shares were valued at $490,000 and were charged to operations during the three months ended August 31, 2018.

Related Party Notes Payable

The Company has convertible notes payable outstanding to Jeffrey Binder, an officer and director, and to Newcan Investment Partners, LLC, an entity that is wholly owned by Frank Koretsky, a director (see note 12).

NOTE 10 – RELATED PARTY TRANSACTIONS

For the year ended May 31, 2018:

As of May 31, 2018 and 2017, the Company owed the amount of $37,500 and $37,500, respectively, to Jeffrey Binder, its Chief Executive Officer, for accrued salary. For the twelve months ended May 31, 2018, unpaid accrued salary in the amount of $150,000 was transferred to a convertible promissory note due to Mr. Binder.

As of May 31, 2018 and 2017, the Company owed the amount of $29,167 and $0, respectively, to David Lamadrid, its President and Chief Financial Officer.

As of May 31, 2018 and 2017, the Company had accrued salary due to Alan Bonsett, a former officer of the Company prior to his October 1, 2017 separation, in the amount of $37,500 and $0, respectively.

As of May 31, 2018 and 2017, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250.

As of May 31, 2018 and 2017, the Company had related party payables in the amount of $17,930 due to officers and directors related to expenses paid on behalf of the Company. The Company imputed interest at the rate of 6% per annum on these liabilities, and recorded imputed interest expense on these liabilities in the amounts of $1,076 and $1,075 during the twelve months ended May 31, 2018 and 2017, respectively.  These interest accruals were charged to additional paid-in capital.

On March 12, 2018, the Company received conversion notices from Jeffrey I. Binder, Frank Koretsky, Newcan Investment Partners LLC and CLS CO 2016, LLC (collectively, the “Insiders”). Pursuant to the terms of the conversion notices, the following amounts of principal and accrued interest were converted to common stock of the Company:

		Accrued
	Principal	Interest	# Shares
Jeffrey Binder	$464,698	$43,058	(1,624,819)
Frank Koretsky	-	46,626	(149,203)
Newcan Investment Partners LLC	956,658	98,098	(3,375,220)
CLS CO 2016 LLC	-	9,308	(29,786)
Total	$1,421,356	$197,090	(5,179,028)

For the year ended May 31, 2017:

As of May 31, 2017, the Company owed $37,500 to Jeffrey Binder, its President and Chief Executive Officer, for accrued salary. In July 2016, $250,000 was transferred from accrued salary to a convertible promissory note due to Mr. Binder; in February 2017, an additional $112,500 was transferred from accrued salary to a convertible promissory note due to Mr. Binder.

As of May 31, 2017, the Company had accrued salary due to Michael Abrams, a former officer of the Company, prior to his September 1, 2015 termination, in the amount of $16,250.

As of May 31, 2017, the Company had amounts due to related parties of $17,930, representing expenses paid by officers and directors on behalf of the Company. The Company accrued interest at the rate of 6% per annum on these liabilities, and recorded interest expense on these liabilities in the amounts of $1,075 during the year ended May 31, 2017.  This interest accrual was charged to additional paid-in capital.

On May 31, 2017, the Company entered into the Omnibus Loan Amendment Agreement (the “Omnibus Loan Agreement”) with Jeffrey I. Binder, Frank Koretsky, Newcan Investment Partners LLC and CLS CO 2016, LLC (collectively, the “Insiders”). Pursuant to the Omnibus Loan Agreement, effective May 31, 2017, the following amounts of principal and accrued interest were converted to common stock of the Company:

		Accrued
	Principal	Interest	# Shares
Jeffrey Binder	$442,750	$19,427	(1,848,708)
Frank Koretsky	1,485,000	130,069	(6,460,276)
Newcan Investment Partners LLC	460,000	7,747	(1,870,988)
CLS CO 2016 LLC	150,000	9,247	(636,988)
Total	$2,537,750	$166,490	(10,816,960)

Related Party Notes Payable

At May 31, 2018, the Company had $143,887 in principal and $5,142 in accrued interest of convertible notes payable outstanding to Jeffrey Binder, an officer and director, David Lamadrid, an officer, and to Newcan Investment Partners, LLC, an entity wholly owned by Frank Koretsky, a director.